Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of expenses by nature [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Raw materials and consumables	50,925	36,182
Salary and employee benefits	21,932	17,375
Contractors (net of deferred stripping costs (note 17(c))	37,742	43,515
Change in inventories	2,345	(11,417)
Insurance, government fees, permits and other	3,684	3,033
Total Production costs	116,628	88,688